GENERAL (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 14, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
GENERAL [Abstract]
Net loss		$ (549)	$ (3,214)	$ (635)
Cash flow from operating activities from continuing operations		1,709	(365)	1,460
Cash and cash equivalents		354	411	703	564
Working capital		$ (739)	$ (349)
Reverse stock split ratio	0.25